Investment Securities (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Amortized Cost Basis	$ 1,760,668,000	$ 3,119,510,000
Available-for-sale Securities, Gross Unrealized Gain (Loss) [Abstract]
Available-for-sale Securities, Gross Unrealized Gains	22,161,000	135,959,000
Available-for-sale Securities, Gross Unrealized Losses	(1,124,000)	(325,000)
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale Securities	1,781,705,000	3,255,144,000
Investment Yield [Abstract]
Available-for-sale Securities, Yield	1.99%	4.62%
Held-to-maturity Securities, Yield	3.10%	5.33%
Held-to-maturity Securities, Debt Maturities [Abstract]
Held-to-maturity Securities, Debt Maturities, Net Carrying Amount	1,191,487,000	47,036,000
Held to Maturity Securities, Gross Unrecognized Gains (Losses) [Abstract]
Gross Unrecognized Holding Gains, After One Through Five Years		0
Held-to-maturity Securities, Unrecognized Holding Gain	25,736,000	3,580,000
Unrecognized Holding Losses, After One Year Through Five Years		0
Held-to-maturity Securities, Unrecognized Holding Loss	0	0
Held-to-maturity Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Held-to-maturity Securities, Debt Maturities, Fair Value	1,217,223,000	50,616,000
Investments	2,952,155,000	3,166,546,000
Gross Unrealized Gains on Investments	47,897,000	139,539,000
Gross Unrealized Losses on Investments	(1,124,000)	(325,000)
Investments, Fair Value Disclosure	2,998,928,000	3,305,760,000
Yield	2.44%	4.63%
Proceeds from available-for-sale securities	2,257,913,000	131,361,000	496,024,000
Gain (loss) on sale of securities	95,234,000	8,147,000	22,409,000
Term of contractual due dates of substantially all mortgage-backed securities	25 years
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	9,994,000
Corporate debt Securities [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Amortized Cost Basis	336,340,000
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Amortized Cost Basis	62,919,000	30,000,000
Available-for-sale Securities, Gross Unrealized Gain (Loss) [Abstract]
Gross Unrealized Gains After One Through Five Years	2,810,000
Gross Unrealized Gains, After Five Through Ten Years	1,324,000	284,000
Gross Unrealized Losses, After One Through Five Years	(61,000)
Gross Unrealized Losses, After Five Years Through Ten Years	(7,000)	(325,000)
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Fair Value	339,089,000
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value	64,236,000	29,959,000
Investment Yield [Abstract]
Yield, After One Through Five Years	0.91%
Yield, After Five Through Ten Years	2.73%	4.00%
Held-to-maturity Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	9,994,000
Municipal Bonds [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis	20,442,000	20,461,000
Available-for-sale Securities, Gross Unrealized Gain (Loss) [Abstract]
Gross Unrealized Gains, After Ten Years	4,402,000	3,107,000
Gross Unrealized Losses, Over Ten Years	0	0
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	24,844,000	23,568,000
Investment Yield [Abstract]
Yield, After Ten Years	6.45%	6.45%
U.S Agency Securities [Member]
Held-to-maturity Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Agency pass-through certificates [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Amortized Cost Basis	1,161,668,000	2,883,734,000
Available-for-sale Securities, Gross Unrealized Gain (Loss) [Abstract]
Gross Unrealized Gains Without Single Maturity	9,358,000	127,356,000
Gross Unrealized Losses Without Single Maturity	(1,050,000)	0
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale Securities, Debt Maturities, without Single Maturity Date, Fair Value	1,169,976,000	3,011,090,000
Investment Yield [Abstract]
Yield, Without Single Maturity	2.28%	4.72%
Held-to-maturity Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale Securities, Continuous Unrealized Loss Position, Twelve Months or Longer, Fair Value	0
Obligations of U.S. government [Member]
Available-for-sale Securities, Amortized Cost Basis [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Amortized Cost Basis	19,999,000	500,000
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Amortized Cost Basis	0	0
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Amortized Cost Basis	59,300,000	9,300,000
Available-for-sale Securities, Debt Maturities, after Ten Years, Amortized Cost Basis	100,000,000	175,515,000
Available-for-sale Securities, Gross Unrealized Gain (Loss) [Abstract]
Gross Unrealized Gains, Within One Year	42,000	34,000
Gross Unrealized Gains After One Through Five Years	0	0
Gross Unrealized Gains, After Five Through Ten Years	4,225,000	4,547,000
Gross Unrealized Gains, After Ten Years	0	631,000
Gross Unrealized Losses, Within One Year	(6,000)	0
Gross Unrealized Losses, After One Through Five Years	0	0
Gross Unrealized Losses, After Five Years Through Ten Years	0	0
Gross Unrealized Losses, Over Ten Years	0	0
Available-for-sale Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Available-for-sale Securities, Debt Maturities, within One Year, Fair Value	20,035,000	534,000
Available-for-sale Securities, Debt Maturities, after One Through Five Years, Fair Value	0	0
Available-for-sale Securities, Debt Maturities, after Five Through Ten Years, Fair Value	63,525,000	13,847,000
Available-for-sale Securities, Debt Maturities, after Ten Years, Fair Value	100,000,000	176,146,000
Investment Yield [Abstract]
Yield, Within One Year	0.57%	4.00%
Yield, After One Through Five Years	0.00%	0.00%
Yield, After Five Through Ten Years	2.21%	10.38%
Yield, After Ten Years	1.05%	2.57%
Municipal Bonds [Member]
Investment Yield [Abstract]
Yield, Within One Year	5.80%	0.00%
Yield, After One Through Five Years	0.00%	6.52%
Yield, After Five Through Ten Years	0.00%	5.60%
Yield, After Ten Years	0.00%	0.00%
Held-to-maturity Securities, Debt Maturities [Abstract]
Held-to-maturity Securities, Debt Maturities, within One Year, Net Carrying Amount	795,000
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	0	405,000
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Net Carrying Amount	0	1,545,000
Held-to-maturity Securities, Debt Maturities, after Ten Years, Net Carrying Amount	0	0
Held-to-maturity Securities, Debt Maturities, after Ten Years, Fair Value	0	0
Held to Maturity Securities, Gross Unrecognized Gains (Losses) [Abstract]
Gross Unrecognized Holding Gains, Within One Year	7,000
Gross Unrecognized Holding Gains, After One Through Five Years	0	5,000
Gross Unrecognized Holding Gains, After Five Years Through Ten Years	0	68,000
Gross Unrecognized Holding Gains, After Ten Years	0	0
Gross Unrecognized Holding Losses, Within One Year	0
Unrecognized Holding Losses, After One Year Through Five Years	0	0
Gross Unrecognized Holding Losses, After Five Through Ten Years	0	0
Gross Unrecognized Holding Losses, After Ten Years	0	0
Held-to-maturity Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Held-to-maturity Securities, Debt Maturities, within One Year, Fair Value	802,000
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Fair Value	0	410,000
Held-to-maturity Securities, Debt Maturities, after Five Through Ten Years, Fair Value	0	1,613,000
Obligations of U.S. government [Member]
Investment Yield [Abstract]
Yield, After One Through Five Years	0.00%	0.00%
Held-to-maturity Securities, Debt Maturities [Abstract]
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Net Carrying Amount	0	0
Held to Maturity Securities, Gross Unrecognized Gains (Losses) [Abstract]
Gross Unrecognized Holding Gains, After One Through Five Years	0
Unrecognized Holding Losses, After One Year Through Five Years	0
Held-to-maturity Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Held-to-maturity Securities, Debt Maturities, after One Through Five Years, Fair Value	0	0
Agency pass-through certificates [Member]
Investment Yield [Abstract]
Yield, Without Single Maturity	3.10%	5.31%
Held-to-maturity Securities, Debt Maturities [Abstract]
Held-to-maturity Securities, Debt Maturities, without Single Maturity Date, Net Carrying Amount	1,190,692,000	45,086,000
Held to Maturity Securities, Gross Unrecognized Gains (Losses) [Abstract]
Gross Unrecognized Gains Without Single Maturity	25,729,000	3,507,000
Gross Unrecognized Losses Without Single Maturity	0	0
Held-to-maturity Securities, Debt Maturities, Fair Value, Fiscal Year Maturity [Abstract]
Held-to-maturity Securities, Debt Maturities, without Single Maturity Date, Fair Value	$ 1,216,421,000	$ 48,593,000